Accounts receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Accounts receivables	Accounts receivables
9.1.    Accounts receivables
Accounts receivables by category as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Accounts receivables	$30,791	$32,531	$21,198
Allowance for doubtful receivables	(13)	(14)	—
Total	$30,778	$32,517	$21,198
9.2.    Accounts receivables and bad debts
The Company did not recognize the provision for bad debts due to the lack of experiencing credit losses on accounts receivables and the very low expected loss rate as of January 1, 2023.

	December 31, 2024
(in thousands, %):	Less than 3 months	3 months - 1 year	Total
Total carrying amounts	$30,753	$38	$30,791
Expected credit loss rate	0.00%	34.21%	0.04%
Allowance for doubtful receivables	—	(13)	(13)

	December 31, 2023
(in thousands, %):	Less than 3 months	3 months - 1 year	Total
Total carrying amounts	$32,450	$81	$32,531
Expected credit loss rate	0.00%	17.28%	0.04%
Allowance for doubtful receivables	—	(14)	(14)
9.3.    Changes in allowance for doubtful accounts

(in thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Beginning balance	$14	$—	$—
Business combination	—	13	—
Effect of movements in exchange rates	(1)	1	—
Ending balance	$13	$14	$—

The Company did not recognize a provision for bad debts as of January 1, 2023, due to the absence of historical credit losses and very low expected loss rate.